Investment Strategy	May 04, 2026
Unlimited HFND Multi-Strategy Return Tracker ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
●	The last paragraph under the heading “Portfolio Construction” in the “Principal Investment Strategies” section on page 62 is hereby deleted.